Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of Dupree Mutual Funds

In planning and performing our audits of the financial statements of Dupree Mutual Funds (the “Trust”) (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) as of and for the year ended June 30, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted the following deficiency involving the control procedures and their operation that we consider to be a material weakness as defined above. This deficiency was considered in determining the nature, timing and extent of the procedures to be performed in our audit of the financial statements of the Trust for the year ended June 30, 2020, and this report does not affect our report on the financial statements of the Trust dated August 26, 2020, except Note 9, as to which the date is October 9, 2020.

Management’s internal control regarding the review of edits to the financial statements was not designed appropriately during the period. Specifically, a secondary level of review was not performed on edits made to the financial statements prior to and after the type set process. A clerical error was made in keying in the correct balance for the Net change in unrealized appreciation/(depreciation), which resulted in a material misstatement of the Statement of Operations and Statements of Changes in Net Assets of the North Carolina Tax-Free Income Series within the June 30, 2020 Dupree Mutual Fund’s annual report to shareholders. The clerical error did not affect any of the performance data (i.e. net asset value, total return, or expense ratios). As a result of the material misstatement, management restated the June 30, 2020 financial statements for the impacted account balance and total line items on Statement of Operations and Statements of Changes in Net Assets of the North Carolina Tax-Free Income Series.

This report is intended solely for the information and use of management and the Board of Trustees of Dupree Mutual Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Cincinnati, Ohio

October 9, 2020